Restructuring Of Operations	12 Months Ended
Dec. 31, 2011
Restructuring Of Operations [Abstract]
Restructuring Of Operations
3.	RESTRUCTURING OF OPERATIONS

In accordance with our accounting policy, restructuring costs are included in our corporate unallocated operating results for segment reporting purposes, which is consistent with management's view of its businesses.

Aggregate restructuring charges included in the consolidated statements of income were recorded by line item as follows:

	2011	2010	2009
Manufacturing cost of sales	$11.8	$9.4	$68.9
Selling and technical services	4.0	0.4	4.4
Research and process development	5.9	(0.2)	3.2
Administrative and general	(0.1)	(0.8)	9.4
Asset impairment charge	0.0	0.0	4.3

Total	$21.6	$8.8	$90.2

Details of our 2011 restructuring initiatives are as follows:

In July 2011, we approved plans to discontinue production at our leased powder polyester resins facility in Suzano, Brazil. These plans resulted in a restructuring charge of $9.4 in 2011, of which $1.7 related to the severance of 27 positions, $4.0 related to asset write-offs, and $3.7 related to decommissioning activities and lease termination costs, all of which related to our Coating Resins segment. The plant has ceased operations and decommissioning is expected to be completed in April 2012. We are also pursuing a sale of the manufacturing assets located at the facility.

In April 2011, we approved plans to realign the supporting structure of our Coating Resins segment to meet the current business needs. This plan was developed in response to continued commoditization of certain product lines as well as a lack of recovery in certain end markets, and was an outcome of our overall review regarding the cash versus the growth classification of product lines within the segment. These actions resulted in a restructuring charge of $10.3 in 2011 related to severance for the elimination of 80 positions in the segment's commercial, technical and administrative functions, primarily in Europe.

The remaining reserve of $4.1 at December 31, 2011 for the above initiatives is expected to be paid through the first half of 2012.

Details of our 2010 restructuring initiatives are as follows:

In the fourth quarter of 2010, we initiated restructuring actions in our Coating Resins segment at our San Fernando, Spain facility after reaching agreement for the transfer of the site to the local municipality in exchange for monetary consideration, as discussed in Note 2. These actions resulted in a restructuring charge of $6.6 related to the severance of 38 positions, offset by credits of $3.6 primarily related to the reversal of asset retirement obligations. During 2011, we recorded an additional restructuring charge of $1.1 related to these actions.

In September 2010, we approved plans to consolidate manufacturing activities at one of our European sites included in our Coating Resins segment. These plans resulted in a restructuring charge of $4.0 in 2010, of which $1.5 related to the severance of nine positions, and $2.5 related to the write-down of certain manufacturing assets. During 2011, we recorded an additional restructuring charge of $0.2 related to these plans.

In May 2010, we approved plans to exit the production of certain phosphorus derivative products at our Mt. Pleasant, Tennessee facility. These plans resulted in a restructuring charge of $5.5 in 2010, of which $0.4 related to the severance of 10 positions, $1.7 related to asset write-offs, and $3.4 related to decommissioning activities, all of which related to our In-Process Separation segment. During 2011, we recorded an additional restructuring charge of $1.1 related to these plans.

The remaining reserve of $2.9 at December 31, 2011 for our 2010 restructuring initiatives is expected to be paid through 2012.

Details of our 2009 restructuring initiatives are as follows:

In 2009, we initiated restructuring actions across all segments and corporate functions. These actions were taken in response to the downturn in the global economy, which especially impacted the automotive, construction and general industrial markets that we serve, and led to a significant reduction in our sales and operating profitability. The following summarizes the details of the restructuring initiatives launched in 2009, which resulted in $91.9 of restructuring charges for the year ended December 31, 2009.

In 2009, we launched restructuring initiatives at several of our In-Process Separation, Additive Technologies and Coating Resins manufacturing locations, which resulted in restructuring charges totaling $71.2 of which $41.2 was associated with severance and other employee benefits and $30.0 was associated with asset write-downs and accelerated depreciation. The manufacturing locations impacted by these initiatives included:

•	Closure of our manufacturing facility in La Llagosta, Spain and transfer of the manufacturing of most of the liquid coating resins products produced at the site to our facility in Werndorf, Austria.

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Transfer of the manufacturing of our powder coating resins product line from Drogenbos, Belgium to our manufacturing facility in Bassano, Italy and the consolidation or elimination of supply chain, sales, marketing and administrative functions at the site.

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Transfer of the manufacturing of certain liquid coating resins products from our Hamburg, Germany site to our facility in Werndorf, Austria and the consolidation or elimination of certain manufacturing, supply chain, and administrative functions at the site.

•	Conversion of our manufacturing facility in Antofagasta, Chile into a blending and distribution facility to support the Mining business and elimination of manufacturing functions at the site.

•	Closure of our manufacturing facility in Bogota, Colombia.

The above manufacturing restructuring initiatives included the elimination of 374 positions. During 2010 we recorded a net favorable adjustment of $0.9.

We launched restructuring initiatives across our Engineered Materials segment in response to inventory destocking by parts manufacturers that supply large commercial aircraft manufacturers as well as a sharper than expected decline in business and regional jet production rates. These initiatives resulted in $3.6 of restructuring expenses for severance and employee benefits related to the elimination of 230 positions; during 2010 we recorded a net favorable adjustment of $0.5.

We launched several initiatives throughout 2009 in our In-Process Separation, Additive Technologies and Coating Resins segments and corporate functions across sales, marketing, manufacturing, supply chain, research and development, and administrative functions, including our initiative to establish a shared services center. These initiatives resulted in $17.1 of charges related to severance and employee benefits associated with the elimination of 388 positions; during 2010 we recorded net favorable adjustments of $2.4.

During 2011, we recorded net favorable adjustments of $0.5 related to our 2009 restructuring initiatives. All of the aforementioned initiatives were substantially complete as of December 31, 2009, with the exception of the shared services initiative, which is expected to be completed by the end of the first quarter of 2012.

The remaining reserve at December 31, 2011 of $1.3 relating to 2009 restructuring initiatives is expected to be paid through 2013.

Details of our 2008 restructuring initiatives are as follows:

In 2008, as a cost reduction initiative and to align our cost structure to the declining demand environment at that time, we decided to restructure certain activities of our Coating Resins segment. These initiatives resulted in restructuring charges of $11.1 for the twelve months ended December 31, 2008, which primarily relates to severance for the 93 eliminated positions. These initiatives were completed in 2008. In 2009, the remaining balance of $0.9 was reversed. All costs have been paid in full as of December 31, 2011.

Details of our 2007 restructuring initiatives are as follows:

In 2007, we initiated restructuring actions across our In-Process Separation, Additive Technologies and Coating Resins segments to exit several mature product lines manufactured at our Willow Island, West Virginia and Wallingford, Connecticut facilities. As a result, we recorded total restructuring charges of $7.0 in 2007 and 2008. These initiatives were completed in 2008. In 2009, the remaining balance of $0.6 was reversed. All costs have been paid in full as of December 31, 2011.

Restructuring Initiatives:	2007-2008	2009		2010		2011		Total
Balance December 31, 2008	$6.3	$0.0		$0.0		$0.0		$6.3

2009 charges (credits)	(1.5)	91.9		0.0		0.0		90.4
Non-cash items	0.0	(30.6	) (1)	0.0		0.0		(30.6)
Cash payments	(4.7)	(31.0)		0.0		0.0		(35.7)
Currency translation adjustments	(0.1)	1.3		0.0		0.0		1.2
Other adjustments	0.0	(0.8	) (2)	0.0		0.0		(0.8)

Balance December 31, 2009	$0.0	$30.8		$0.0		$0.0		$30.8

2010 charges (credits)	0.0	(3.6)		12.4		0.0		8.8
Non-cash items	0.0	0.0		(0.5	) (3)	0.0		(0.5)
Cash payments	0.0	(15.2)		(3.3)		0.0		(18.5)
Currency translation adjustments	0.0	(1.3)		0.1		0.0		(1.2)

Balance December 31, 2010	$0.0	$10.7		$8.7		0.0		$19.4

2011 charges (credits)	0.0	(0.5)		2.4		19.7		21.6
Non-cash items	0.0	0.0		0.0		(3.8	) (5)	(3.8)
Cash payments	0.0	(9.1	) (4)	(8.3)		(10.4)		(27.8)
Currency translation adjustments	0.0	0.2		0.1		(1.4)		(1.1)

Balance December 31, 2011	$0.0	$1.3		$2.9		$4.1		$8.3

(1)	Represents accelerated depreciation of plant assets and impairment of the land at our facility in La Llagosta, Spain.
(2)	Represents a reclassification of an environmental related restructuring accrual to environmental liabilities.
(3)	Represents write-offs of $4.1 related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility and write-off of plant assets at a certain European facility; offset by reversals of asset retirement obligations related to certain European facilities.
(4)	Includes a $5.4 payment to an insurance company to transfer a long-term severance liability.
(5)	Includes a $4.0 charge for the write-off of plant assets at our manufacturing facility in Brazil; offset by reversals of certain asset retirement obligations.